Investment Securities - Proceeds from Calls and Sales, Realized Gains and Losses and Interest Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from calls and sales of available for sale securities
Proceeds from calls of available for sale securities					$ 25,000
Proceeds from sales of available for sale securities			$ 533,687	$ 1,814,993	2,471,753	$ 61,936
Realized gains and losses on investment securities
Gross realized gains					18,800	20,800
Gross realized losses					6,500	0
Income tax expense related to net realized gains on sale of investment securities					4,900	8,200
Interest income from taxable and nontaxable investment securities
Taxable interest income	$ 21,100	$ 17,800	57,100	55,100	73,600	64,100
Nontaxable interest income	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0